Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 185,377	$ 99,053
Cash on vessels	1,085	834
Total cash	$ 186,462	$ 99,887	$ 200,970	$ 116,143